Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets - Schedule of Cumulative Allowance for Changes in Expected Cash Flows (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ (868,418)	$ (1,982,897)	$ (2,045,868)	$ (1,838,766)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(289,587)	(322,717)	(284,214)	(641,956)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	262,980	1,342,038	341,548	241,291
Sale of royalty asset				85,550
Reversal of cumulative allowance	2,964	95,158	5,637	108,013
Current period provision for credit losses	(108,683)
Ending balance	(1,193,449)	(868,418)	$ (1,982,897)	$ (2,045,868)
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ (192,705)
Ending balance		$ (192,705)